Cryptocurrencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Cryptocurrencies
5. Cryptocurrencies
The following table presents additional information about cryptocurrencies as follows:

	Six months ended June 30, 2024	Six months ended June 30, 2023
Beginning balance	$142	$51
Cumulative effect of change in accounting principle	$3	$—
Cryptocurrencies received from mining	5,475	3,644
Mining services revenue	458	529
Mining pool operating fees	(15)	—
Proceeds from sale of cryptocurrencies	(6,025)	(4,049)
Unrealized gain on fair value of cryptocurrency, net	46	—
Realized gain on sale of cryptocurrencies and consideration paid	12	229
Impairment of cryptocurrencies	—	(144)

Ending balance	$96	$260

Number of bitcoin held	1.57	8.85
Average cost basis - per bitcoin	$61,454	$27,540
Fair value - per bitcoin	$63,364	$28,010
Cost basis of bitcoin (in ‘000s)	$96	$260
Fair value of bitcoin (in ‘000s)	$99	$263
The cost basis represents the valuation of bitcoin at the time the Company earns the bitcoin through mining activities. The cost basis for 2 bitcoin held as of the adoption of ASC
350-60
was determined on the “cost less impairment “ basis.

The following table presents information based on the activity of bitcoin for the six months ended June 30, 2024:

	Six months ended June 30, 2024	Six months ended June 30, 2023
Beginning Balance	$142	$51
Cumulative effect of the adoption of ASC 350-60	3	—

Adjusted beginning balance, at fair value	145	51
Addition of bitcoin from mining activities	5,933	4,258
Bitcoin sold and issued for operations	(6,028)	(4,049)
Unrealized gains (losses) from fair value adjustments	46	—

Ending Balance	$96	$260

The Company’s bitcoin holdings are not subject to rehypothecation and do not serve as collateral for any existing loans or agreements. As of June 30, 2024, the Company held no
other cryptocurrency. The cumulative realized gains from dispositions of bitcoin during the six months ended June 30,
2024 was
 $12.

5. Cryptocurrencies
The following table presents additional information about cryptocurrencies as follows:

	Year Ended
	December 31, 2023	December 31, 2022
Beginning balance	$51	$15,050
Cryptocurrencies received from mining	9,137	13,496
Mining services revenue	844	884
Mining pool operating fees	(13)	(19)
Consideration paid related to operation agreement	—	(461)
Proceeds from sale of cryptocurrencies	(9,943)	(26,871)
Realized gain on sale of cryptocurrencies and consideration paid	351	3,998
Impairment of cryptocurrencies	(285)	(6,026)

Ending balance	$142	$51